Financial Instruments - Remaining Contractual Maturity for its Financial Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Undiscounted cash flows of financial liabilities, Trade and other payables	¥ 622,236		¥ 659,590
Undiscounted cash flows of financial liabilities, Bank borrowings - fixed rate	569,366		569,328
Undiscounted cash flows of financial liabilities, Amount due to a shareholder	8,742		1,398
Undiscounted cash flows of financial liabilities	1,200,344		1,230,316
Carrying amount, Trade and other payables	622,236	$ 95,636	659,590
Carrying amount, Bank borrowings - fixed rate	558,000	85,763	558,000
Carrying amount, Amount due to a shareholder	8,742	1,344	1,398
Carrying amount	1,188,978	$ 182,743	1,218,988
On demand/less than 3 months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Undiscounted cash flows of financial liabilities, Trade and other payables	432,236		482,690
Undiscounted cash flows of financial liabilities, Bank borrowings - fixed rate	259,185		259,168
Undiscounted cash flows of financial liabilities, Amount due to a shareholder	8,742		1,398
Undiscounted cash flows of financial liabilities	700,163		743,256
3 months to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Undiscounted cash flows of financial liabilities, Trade and other payables	190,000		176,900
Undiscounted cash flows of financial liabilities, Bank borrowings - fixed rate	310,181		310,160
Undiscounted cash flows of financial liabilities	¥ 500,181		¥ 487,060
Weighted average [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Weighted average effective interest rate	4.35%	4.35%	4.35%